SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
SUBSEQUENT EVENTS

22. Subsequent Events

On July 1, 2020, the Company’s Board of Directors and Randy Buffington agreed that Mr. Buffington would depart from the Company effective July 1, 2020. In connection with Mr. Buffington’s departure and in recognition of his successful efforts in developing a new process to economically and profitably recover gold from sulfide ores in a heap leach process and in restarting mining operations at the Hycroft Mine and to reward and compensate him for transition assistance, Mr. Buffington will receive continuation payments for a period of 24 months following his departure at an amount equal to his previous salary. Additionally, the Company and Mr. Buffington entered into a restricted stock unit agreement (time-vesting) pursuant to which the Company granted a special discretionary equity bonus in the form of $1.3 million in restricted stock units convertible into shares of common stock, in which 50.0% vests on the first anniversary of the date of grant, and 50.0% vests on the second anniversary of the date of grant. The liability for the restricted stock units will be included in Other liabilities, current on the condensed consolidated balance sheets as the number of shares of common stock will not be known until the applicable vesting date. Finally, the Company and Mr. Buffington entered into a consulting agreement pursuant to which the Company will pay Mr. Buffington $25,000 per month for 24 months for his performance of consulting services during that time.

The Compensation Committee and Board of Directors approved the following initial annual Director compensation arrangements for non-employee directors, in the form of: (i) an annual cash retainer of $55,000; (ii) annual committee chair fees of $12,500 for the Audit Committee, $10,000 for the Safety, Sustainability and Technical Committee, and $7,500 for each of the Nominating and Governance and Compensation Committees; (iii) annual committee member fees of $5,000 for the Audit Committee, $4,000 for the Safety, Sustainability and Technical Committee, and $2,500 for each of the Nominating and Governance and Compensation Committees; and (iv) $75,000 in annual equity awards in the form of restricted stock units. In addition, an initial equity award in the amount of $50,000 in form of restricted stock units will be granted to each director. Equity awards will be granted at each annual stockholder meeting of the Company unless otherwise determined by the Compensation Committee.

21.  Subsequent Events

Issuance of Additional 1.25 Lien Notes

On January 17, 2020 and February 7, 2020 additional 1.25 Lien Notes of $5.0 million and $10.0 million, respectively, were issued. The 1.25 Lien Notes issued in January and February have the same terms and security priority as the original issuance of 1.25 Lien Notes in February 2019.

Extension of First Lien Agreement

On January 31, 2020, the First Lien Agreement maturity was extended to May 31, 2020, as stated in Note 9 — Debt.

Purchase Agreement Signed

On January 13, 2020, — Mudrick Capital Acquisition Corporation (“MUDS”), a publicly traded blank check company, and Hycroft entered into a definitive purchase agreement (the “Purchase Agreement”), under which Hycroft will sell substantially all of its assets to MUDS, and MUDS will discharge and pay or assume certain of Hycroft’s liabilities. Following the closing of the transaction, Hycroft will be listed on the Nasdaq Stock Exchange under the ticker symbol “HYMC”.

Pursuant to the terms of the transaction MUDS will have at least $50.0 million of unrestricted and available cash on hand at closing. Cash sources for the transaction include (A) a $110.0 million multi- tranche credit agreement arranged by Sprott Resource Lending Corp. (the “Sprott Credit Agreement”), of which $70.0 million is expected to be drawn at closing, (B) a $30.0 million 1.5% net smelter royalty agreement arranged by Sprott Resource Lending Corp. and (C) consummation of the $25 million forward purchase of MUDS units and shares by Mudrick Capital Acquisition Holdings LLC, (d) a $65 million backstop agreement to purchase MUDS shares by certain existing stockholders of Hycroft and (e) the net cash remaining in MUDS’ trust account following any stockholder redemptions.

MUDS post-transaction indebtedness will include amounts drawn from the Sprott Credit Agreement plus newly issued subordinated notes not to exceed $80.0 million. All other indebtedness of Hycroft will be retired, exchanged for MUDS shares, converted into Hycroft shares or assumed by MUDS in the transaction.

The transaction will be funded through a combination of stock consideration payable to Hycroft (which Hycroft will promptly distribute to is stockholders), cash and stock to repay certain Hycroft indebtedness and the assumption of certain Hycroft obligations. The boards of directors of MUDS and Hycroft have approved the transaction and recommend that their respective stockholders approve the transaction. Stockholders of Hycroft holding a majority of the outstanding stock of Hycroft have agreed to support approval of the transaction at any meeting of Hycroft stockholders, subject to customary exceptions.

Completion of the proposed transaction, which is expected in the first half of 2020, is subject to customary and other closing conditions, including regulatory approvals and receipt of approvals from MUDS and Hycroft stockholders.

On February 7, 2020, the Company became aware that a purported class action complaint was filed by Travus Pope, a purported holder of Company warrants, in the Court of Chancery of the State of Delaware against the Company and Mudrick Capital Acquisition Corporation (“MUDS”). As filed, the complaint seeks a declaratory judgment that the transactions contemplated under the Purchase Agreement constitute a “Fundamental Change” under the terms of that certain Warrant Agreement dated as of October 22, 2015 and thereby require that the warrants issued thereunder be assumed by MUDS as part of the transactions, in addition to asserting claims for (i) breach or anticipatory breach of contract against the Company, (ii) breach or anticipatory breach of the implied covenant of good faith and fair dealing against the Company, and (iii) tortious interference with contractual relations against MUDS. The complaint seeks unspecified money damages and also seeks an injunction enjoining the Company and MUDS from consummating the transactions.

Other

The Company has evaluated all subsequent events through February, 21, 2020, which is the date these Consolidated Financial Statements were available to be issued. There were no additional material subsequent events that required recognition or additional disclosure in these Consolidated Financial Statements.

Mudrick Capital Acquisition Corporation [Member]
SUBSEQUENT EVENTS

9.    SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On February 7, 2020, a purported class action complaint was filed by a purported holder of warrants, of Hycroft Mining Corporation (“Seller”), in the Court of Chancery of the State of Delaware against the Company and Seller. The complaint seeks a declaratory judgment that the transactions contemplated under the Purchase Agreement constitute a “Fundamental Change” under the terms of Seller warrant agreement and thereby requiring that Seller warrants be assumed by the Company as part of the Recapitalization Transaction, in addition to asserting claims for (i) breach or anticipatory breach of contract against Seller, (ii) breach or anticipatory breach of the implied covenant of good faith and fair dealing against Seller, and (iii) tortious interference with contractual relations against the Company. The complaint seeks unspecified money damages and also seeks an injunction enjoining Seller and the Company from consummating the Recapitalization Transaction. On February 26, 2020, the Company and Seller entered into an Amendment to the Purchase Agreement whereby Seller’s liabilities and obligations under Seller warrant agreement shall be included as Parent Assumed Liability under the Purchase Agreement.